Income Taxes - Summary of Domestic and Foreign Components of Net Income Before Income Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of geographical areas [line items]
Net income before income taxes	₨ 105,740.5	$ 1,622.4	₨ 97,904.4	₨ 124,384.9
India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	(8,867.9)	(136.1)	(46,507.6)	(19,696.5)
Other than India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	₨ 114,608.4	$ 1,758.5	₨ 144,412.0	₨ 144,081.4